Investment Strategy	Dec. 29, 2025
Archer Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective of total return by investing in a diversified portfolio of equity and fixed income securities. Total return is composed of both income and capital appreciation. The advisor uses a top-down approach to evaluate industries and sectors of the economy that are depressed or have fallen out of favor with investors and then seeks quality companies in those industries or sectors that have value in the advisor’s opinion. Within each, the advisor seeks to find companies with solid financial strength and strong management that are selling below their intrinsic value.

As a Balanced Fund, under normal circumstances, the Fund will invest up to 70%, but not less than 25% of its total assets in equity securities. The equity component of the Fund’s portfolio will primarily consist of securities of large capitalization companies (i.e., companies with market capitalizations over $10 billion), but the Fund may also invest in small and mid-capitalization companies if the advisor believes that such investments provide opportunities for greater returns. Equity securities in which the Fund may invest include primarily common stocks, as well as securities convertible into common stocks, and exchange-traded funds (ETFs) that invest primarily in equity securities. The Fund may also invest in real estate investment trusts (REITs).

Further, under normal circumstances, the Fund will invest at least 30%, but not less than 25% of its total assets in fixed income securities, cash and cash equivalents. Fixed income securities in which the Fund may invest include securities issued by the U.S. government and its agencies and instrumentalities, corporate bonds, foreign government bonds, municipal bonds, and zero-coupon bonds, structured notes and similar products, mortgage REIT’s, money market mutual funds and other money market instruments, hybrid certificates of deposit, and investment companies (such as ETFs) that invest primarily in fixed income securities. The fixed income securities in the Fund’s portfolio will primarily have maturities of 5 years or less; however, from time to time, the Fund may invest in fixed income securities with maturities of up to 30 years. The Fund typically invests in fixed income securities rated investment grade at the time of purchase (at least BBB/Baa or higher) as determined by one of the following rating organizations: Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the advisor to be of comparable quality. From time to time, depending on general market conditions and the prospects presented by the individual security, the Fund may invest in non-investment grade fixed income securities, commonly known as junk bonds. The Fund will not invest more than 5% of its assets in junk bonds (determined at the time of purchase).

The Fund may invest in equity or fixed income securities of foreign companies operating in developed countries. Equity securities will be limited to sponsored or unsponsored American Depositary Receipts (ADRs) traded on U.S. stock exchanges. ADRs typically are issued by a U.S. bank or trust company and represent ownership of underlying securities issued by a foreign company. The Fund may pursue its investment objective directly or indirectly by investing in ETFs, so long as such investment otherwise conforms to the Fund’s investment policies. In evaluating ETFs, the advisor considers the ETF’s investment strategy, the experience of its sponsor, its performance history, volatility, comparative return and risk data, asset size, and expense ratio.

For cash management purposes, the Fund may also invest in short-term, high quality money market instruments such as short-term obligations of the U.S. Government, its agencies or instrumentalities, bank obligations, commercial paper or money market mutual funds. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

The Fund will not seek to realize profits by anticipating short-term market movements. The Advisor intends to purchase securities which primarily satisfy its long-term goals. However, when the advisor deems that change will benefit the Fund, portfolio turnover will not be a limiting factor. Accordingly, the Funds may experience a higher-than-normal portfolio turnover rate.

The Fund may sell holdings that the advisor believes have reduced potential for capital appreciation and/or income, have underperformed the market or their relevant economic sectors, have exceeded their fair market values, have experienced a change in fundamentals or are subject to other factors that may contribute to relative underperformance.

Archer Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal conditions, at least 50% of the Fund’s total assets will be invested in U.S. government obligations, mortgage and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations (CMOs), certificates of deposit linked to an index. The securities purchased will be rated BBB or better by either Fitch Ratings (Fitch), or Moody’s Investors Service (Moody’s), or other equivalently rated nationally recognized organization (NRSRO). Further, under normal conditions, up to 20% of the Fund’s total assets will be invested in below investment-grade fixed income securities, commonly referred to as high-yield or “junk” bonds.

The Fund may invest up to 25% of its assets in foreign debt securities denominated in U.S. dollars and foreign currencies. These include foreign fixed income securities issued by corporations and governments and emerging market fixed income securities issued by corporations and governments.

The Fund will invest in fixed income securities through exchange-traded funds ("ETFs") and mutual funds (collectively, the "Underlying Funds") that are not affiliated with the Fund or the advisor. The Fund will invest in ETFs as it may be more cost efficient than investing in individual fixed income securities while gaining exposure to a particular sector or index. An ETF is typically a registered investment company that seeks to track the performance of a particular market index. These indices include not only broad-market indices, but more specific indices as well, including those relating to particular sectors, markets, regions, or industries. An ETF is traded like a stock on a securities exchange and may be purchased and sold throughout the day based on its market price.

When deciding whether to purchase or sell a particular security, the Advisor considers an appraisal of the economy, the relative yields of securities and the investment prospects for issuers. The Advisor also carefully assesses the particular security’s yield-to-maturity, credit quality, liquidity, call risk and current yield.

The Fund will invest in a broad range of fixed income instruments without benchmark constraints or significant sector/instrument limitations.

Archer Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of common stocks and equity securities which include preferred stock and depository receipts of companies of all sizes. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Advisor employs security selection based on research and analysis of the company’s historical data. In selecting securities to purchase, the Advisor evaluates factors that include, but are not limited to market capitalization, valuation metrics, and earnings and price momentum over time. Portfolio securities may be sold generally upon periodic rebalancing of the Fund’s portfolio. The Advisor considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

The Fund will invest up to 30% of its total assets in the securities of foreign issuers, including those in emerging markets, and will invest up to 10% of its total assets in real estate investment trusts (“REITS”) or foreign real estate companies. The Advisor expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Archer Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to achieve its objective to provide income and, as a secondary focus, long-term capital appreciation, by investing at least 80% of its net assets in equity securities of large-capitalization companies, primarily in dividend-paying equity securities, consisting of common stocks, preferred stocks and shares of beneficial interest of real estate investment trusts ("REITs"). The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. These companies have market capitalizations in the range of $500 million and up. The market capitalization range and composition of the companies in the Fund are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential to pay above-average, stable dividends and long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary, health care, and information technology and technology-related sectors.

The Fund may invest up to 30% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

The Fund may continue to own a security as long as the dividend or interest yields satisfy the Fund's objectives, and the Adviser believes the valuation is attractive and industry trends remain favorable. Once the Advisor believes a security does not meet the long-term objectives of the fund, it may sell the securities.

Archer Focus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Archer Focus Fund invests in equity securities, primarily in common stocks of domestic companies and ADRs of foreign companies, that are selected for their long-term growth potential. The Fund may invest in companies of any size. Under normal conditions, the Fund will normally hold a core position of 50 common stocks, although the number of securities held by the Fund may occasionally exceed this range. In selecting investments for the Fund, the investment adviser uses a “bottom-up” approach to stock selection. This approach to investing refers to a selection process in which the Fund’s investment adviser looks at companies one at a time to determine if a company has a potential for long-term price appreciation. The Fund may sell securities of a company if the investment adviser determines that the current market price exceeds the value of the company, alternative investments present better potential for capital appreciation, or for other reasons. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise.

Archer Multi Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Archer Multi-Cap Fund invests in equity securities, primarily common stocks, of US companies and may also invest, from time to time, in exchange traded funds (“ETFs”) that primarily invest in these companies that are selected for their long-term growth potential. The Fund is a “multi-cap” fund in that it may invest in issuers of any market capitalization. Under normal market conditions, the Fund will hold a core position of up to 100 common stocks. The investment adviser selects portfolio investments based on an individual security fundamental analysis. Under normal conditions, the Fund will equally weight its portfolio holdings across the capitalization spectrum.

Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments. The Adviser primarily relies on fundamental analysis in selecting portfolio securities for the Fund. A “fundamental analysis” relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise.